Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Basic EPS - Net (loss) income	$ 552.1	$ (466.4)
Basic EPS - (in shares)	192,400,000	192,000,000
Basic earnings per share (in dollars per share)	$ 2.87	$ (2.43)
Effect of dilutive securities - (in shares)	200,000	300,000
Diluted EPS - Net (loss) income	$ 552.1	$ (466.4)
Diluted EPS - (in shares)	192,600,000	192,300,000
Diluted EPS (in dollars per share)	$ 2.87	$ (2.43)
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	1,723	0